Shareholders' Equity (Details) - USD ($)			1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 05, 2021	Feb. 03, 2021	Sep. 16, 2022	Aug. 16, 2022	Mar. 31, 2023	Dec. 31, 2022	Feb. 23, 2023	Feb. 14, 2023	Feb. 13, 2023	Dec. 31, 2021	Oct. 29, 2021	May 25, 2021
Shareholders' Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.00001				$ 0.00001
Ordinary shares issued						122,505,500				122,500,000
Common stock, outstanding						122,505,500				122,500,000
Price per share (in Dollars per share)					$ 10.8		$ 10.26		$ 10.42
Earn-out units issued					10,000,000
Preferred stock dividend rate			10.00%
Intuitive Machines, LLC [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued					68,150,754
Intuitive Machines LLC Prior Investors [Member] | Intuitive Machines, LLC [Member]
Shareholders' Equity (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					82.20%
Inflection Point Acquisition Corp. [Member]
Shareholders' Equity (Details) [Line Items]
Preference shares, shares authorized						5,000,000				5,000,000
Preference shares, par value (in Dollars per share)						$ 0.0001				$ 0.0001
Preference shares outstanding
Preference shares issued
Ordinary shares subject to possible redemption						31,588,011
Price per share (in Dollars per share)						$ 0.35
Shares outstanding percentage						20.00%
Preferred stock dividend rate						10.00%
Inflection Point Acquisition Corp. [Member] | Preferred Stock [Member]
Shareholders' Equity (Details) [Line Items]
Preference shares outstanding
Preference shares issued
Class A Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized					500,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.0001			$ 0.0001
Number of votes for each share					one
Ordinary shares issued					16,021,804	122,505,500				122,505,500
Common stock, outstanding					14,771,804	122,500,000				122,500,000
Common stock, issued			100,000		5,493,182							100,000
Stock issued conversion of SAFE agreement					2,066,667
Class A Common Stock [Member] | Sponsor [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, outstanding					8,243,750
Class A Common Stock [Member] | Inflection Point Acquisition Corp. [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized						500,000,000				500,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.0001				$ 0.0001
Number of votes for each share						one
Ordinary shares issued						1,386,989				1,386,989
Common stock, outstanding						1,386,989				1,386,989
Common stock, issued						27,481,818
Class B Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized					100,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.0001
Number of votes for each share					one
Ordinary shares issued					10,566
Common stock, outstanding					10,566
Common stock, issued					10,566
Class B Common Stock [Member] | Inflection Point Acquisition Corp. [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized						50,000,000				50,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.0001				$ 0.0001
Ordinary shares issued						8,243,750				8,243,750
Common stock, outstanding						8,243,750				8,243,750
Sponsor paid (in Dollars)		$ 25,000
Price per share (in Dollars per share)		$ 0.003
Offering costs (in Dollars)		$ 7,187,500
Founder shares issued	8,625,000
Aggregate shares						1,125,000
Class C Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized					100,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.0001
Number of votes for each share					three
Ordinary shares issued					68,140,188
Common stock, outstanding					68,140,188
Common stock, issued					68,140,188
Series A Preferred Stock [Member]
Shareholders' Equity (Details) [Line Items]
Preference shares, shares authorized					25,000,000
Preference shares, par value (in Dollars per share)					$ 0.0001
Preference shares outstanding					26,000
Preference shares issued					26,000
Price per share (in Dollars per share)			$ 15
Preferred stock issued					26,000
Preferred stock dividend rate			10.00%		10.00%
Preferred stock conversion price, per share (in Dollars per share)					$ 12
Series A Preferred Stock [Member] | Inflection Point Acquisition Corp. [Member]
Shareholders' Equity (Details) [Line Items]
Preferred stock dividend rate				10.00%
Sponsor [Member] | Inflection Point Acquisition Corp. [Member]
Shareholders' Equity (Details) [Line Items]
Forfeited shares											381,250